GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York  10017
(212) 953-7532






August 25, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Empire State Municipal Exempt Trust, Guaranteed
                       Series 164
                       File No. 333-82566

Gentlemen:

As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

(1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

(2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on July 29, 2003, and became effective July 29, 2003, pursuant to Rule 485(b).

Empire State Municipal Exempt
Trust, Guaranteed Series 164

GLICKENHAUS & CO.
LEBENTHAL, A DIVISION OF ADVEST, INC.



By: /s/ MICHAEL J. LYNCH
    Michael J. Lynch
    as agent for the Sponsors



337760.1